DEFERRED TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred taxation analysed by major category:
Other timing differences	$ 258	$ 1,304
Reconciliation of deferred taxation:
Opening balance	1,304	2,123
Credit to profit or loss for the year	(107)	(665)
Acquisition of subsidiary (Note 37)	(841)	0
Credit (charge) to other comprehensive income arising from actuarial gain	10	(45)
Exchange differences	(108)	(109)
Closing balance	258	1,304
Deferred tax assets and liabilities [abstract]
Deferred tax assets	1,019	1,304
Deferred tax liabilities	(761)	0
Deferred tax liability (asset)	$ 258	$ 1,304